Equity (Deficit)	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Equity (Deficit)
NOTE 18. EQUITY (DEFICIT)

a.	Certificates of Contribution “A”
The capitalization agreement between

Petróleos Mexicanos and t
h
e Mexican Government states that the Certificates of Contribution “A” constitute permanent capital.
During the
six-months
ended June 30, 2021, PEMEX received a payment of Ps. 113,174,000 from Certificates of Contribution “A” from the Mexican Government.
During the year ended December 31, 2020, Petróleos Mexicanos received a payment of Ps. 46,256,000, as part of the contributions to PEMEX established in the Federal Budget for 2020.
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2019	Ps.	478,675,447
Increase in Certificates of Contribution “A” during 2020		46,256,000

Certificates of Contribution “A” as of December 31, 2020	Ps.	524,931,447
Increase in Certificates of Contribution “A” during the six-months ended June 30, 2021		113,174,000

Certificates of Contribution “A” as of June 30, 2021	Ps.	638,105,447

b.	Mexican Government contributions
Mexican Government contributions made in the form of Certificates of Contribution “A” during the six-month
period ended June 30, 2021 were designated for the payment of debt and for the construction of the Dos Bocas Refinery, as follows:

Date	Amount
January 22 (i)	Ps.	12,000,000
February 11 (i)		10,000,000

February 24 (ii)		32,062,000
March 5 (i)		7,000,000
March 26 (i)		2,000,000
April 5 (i)		5,000,000
April 26 (i)		2,050,000
May 3 (i)		7,000,000
May 4 (ii)		32,062,000
June 21 (i)		4,000,000

Total	Ps.	113,174,000

(i)	Capital contributions to the construction of the Dos Bocas Refinery.
(ii)	Capital contributions to debt’s payments.
During the
six-months
ended June 30, 2021 and during 2020, there were no Mexican Government contributions other than those in the form of Certificates of Contribution “A”.
c.	Legal reserve
Under Mexican law, each of the Subsidiary Companies is required to allocate a certain percentage of its net income to a legal reserve fund until the fund reaches an amount equal to a certain percentage of each Subsidiary Company’s capital stock.
As of June 30, 2021 and December 31, 2020, there were no changes to the legal reserve.

d.	Accumulated other comprehensive income (loss)
As a result of the discount rate analysis related to employee benefits liability, for the six-month
period ended June 30, 2021 and 2020, PEMEX recognized net actuarial gains (losses) in other comprehensive income Ps. 241,537,187 and Ps. (54,156), respectively,

which are presented
net of deferred income tax

of Ps. (10,468,424) and Ps. (54,170), respectively,
related to retirement and post-employment benefits. The variation related to retirement and post-employment benefits was the result of an increase in the discount and return on plan assets rates from
 7.08% as of December 31, 2020 to 7.94% as of June 30, 2021.

e.	Accumulated deficit from prior years
PEMEX has recorded negative earnings in the past several years. However, the
Ley de Concursos Mercantiles
(Commercial Bankruptcy Law of Mexico) is not applicable to Petróleos Mexicanos and the Subsidiary Entities. Furthermore, the financing agreements to which PEMEX is a party do not provide for financial covenants that would be breached or events of default that would be triggered as a consequence of negative equity.

f.	Uncertainty related to going concern
The unaudited condensed consolidated interim financial statements have been prepared on a going concern basis.
Facts and conditions
PEMEX also has substantial debt (including an increase in short-term debt), incurred mainly to finance the investments needed to carry out its operations and capital investment projects. Due to its heavy fiscal burden resulting from the payment of hydrocarbon extraction duties and other taxes, the cash flows derived from PEMEX’s operations in recent years have not been sufficient to fund its operations and capital expenditure programs. As a result, PEMEX’s indebtedness has increased significantly, and its working capital has deteriorated. Additionally, the significant crude oil price drop, which started in March 2020 and the negative economic impact as a result of the current global health crisis caused by the
Covid-19
pandemic have negatively impacted PEMEX´s financial performance. PEMEX’s 2020 revenues decreased both from the decline in crude oil prices and from a decrease in the demand of petroleum products.
Additionally, in March and April 2020, and again in July 2021, certain ratings agencies downgraded PEMEX’s credit rating. Most recent credit downgrades have been mainly driven by the effects of
Covid-19
and the associated reduced economic activity, low crude oil prices, concerns about PEMEX’s liquidity needs and its negative free cash flows and the downgrade of the Mexican Government’s sovereign debt rating. These downgrades could have an impact on PEMEX´s access to the financial markets, the cost and terms of PEMEX’s new debt and contract renegotiations that PEMEX may carry out during 2021 and 2022.

During the
six-months
ended June 30, 2021 and 2020, PEMEX recognized a net loss of Ps. 22,993,364, and Ps. 606,587,323, respectively. In addition, as of June 30,

2021 and December 31, 2020, PEMEX had a negative equity of Ps. 2,073,259,957 and Ps. 2,404,727,030, respectively, mainly due to continuous net losses and a negative working capital of Ps.

461,398,753

and Ps. 442,550,332 as of June 30, 2021 and December 31, 2020, respectively.
PEMEX has budget autonomy, and, in public finance terms, is subject to the cash flows financial balance goals approved in the
Decreto de Presupuesto de Egresos de la Federación
(Federal Expenditure Budget Decree). This represents the difference between its gross revenues (inflows) and its total budgeted expenditures (outflows) including the financial cost of its debt, which is proposed by the SHCP and approved by the
Cámara de Diputados
(Chamber of Deputies). The Federal Budget for 2021 authorized PEMEX to have a negative financial balance budget of Ps. 92,687,000. This shortfall does not consider payments of principal of PEMEX’s debt due in 2021.
As of June 30, 2021, PEMEX has short-term debt maturities of Ps. 503,054,910 (principal and interest).
The combined effect of the above-mentioned events indicates the existence of significant doubt about PEMEX’s ability to continue as a going concern.
Actions-
PEMEX and the Mexican Government are carrying out the
following
actions, among others, to preserve liquidity:
PEMEX was granted a tax credit applicable to the Profit-sharing Duty of up to Ps. 73,280,000 pursuant to the presidential decree of the Mexican Government of February 19, 2021. As of June 30, 2021, PEMEX has applied Ps. 36,640,000 of this tax credit.
It is expected that PEMEX will
receive
scheduled equity contributions from the Mexican Government during 2021, through the Ministry of Energy for Ps. 96,720,000, of which as of July 26, 2021 Ps. 64,124,000, have been received. The resources from these contributions will be used for short-term maturities of long-term debt will not affect PEMEX’s compliance with its financial balance goal established for 2021.
In June 2021, PEMEX received Ps. 1,172,295 in non-refundable funds from
Fondo Nacional de Infraestructura
(FONADIN) for payments to contractors of the Tula Refinery rehabilitation project. This amount was recognized as other revenues in PEMEX´s statements of comprehensive income in June 2021.
PEMEX is subject to a lower tax burden in 2021, since the share-profit duty decreased to 54% in 2021 from 58% in 2020.
PEMEX has Ps. 189,480,790 (U.S. $7,700,000 and Ps. 37,000,000) in available credit lines in order to provide liquidity, if necessary. As of June 30, 2021, PEMEX had used Ps. 181,515,318 (U.S.$ 7,525,000 of its lines of credit denominated in U.S. dollars and Ps.
32,500,000
of its lines of credit denominated in pesos) and had a total availability of Ps. 7,965,472 (U.S. $175,000 and Ps. 4,500,000).
Revenues from alternative financing mechanisms that do not constitute public debt.
In addition, PEMEX may raise funds from the markets in accordance with prevailing conditions, to refinance its debt.
Further, PEMEX has the capacity to refinance its short-term debt maturities through direct loans and revolving credit facilities and loans guaranteed by export credit agencies. PEMEX also established in conjunction with development and commercial banks
Cadenas Productivas PEMEX Plus
(Productive Chains Plus Program) to aid for the payment to suppliers and contractors.
The
Ley de Ingresos de la Federación para el Ejercicio Fiscal de 2021
(“Revenue Law for 2021”) also authorized PEMEX a net additional indebtedness up to Ps. 42,100,000 (Ps. 22,000,000 and U.S. $1,000,000), which is considered as public debt by the Mexican Government and may be used to partially cover its negative financial balance. In accordance with the Revenue Law for 2021, crude oil revenues between 42.12 and up to 44.12 U.S. dollars per barrel will be directed to improve PEMEX´s financial balance goal for 2021 and revenues above 44.12 U.S. dollars per barrel may be used for operating expenses and capital expenditures.
PEMEX reviews and aligns its capital expenditures portfolio in accordance with updated economic assumptions on a periodic basis and giving priority to those projects which increase production in an efficient manner and at the lowest cost.
Further, on March 22, 2021, the Board of Directors of Petróleos Mexicanos approved the business plan of Petróleos Mexicanos and its Subsidiary Companies for 2021-2025 (the “2021-2025 Business Plan”).
Prices of crude oil, natural gas and petroleum products have begun to recover in the first months of 2021, and economic activity has begun to increase.
Petróleos Mexicanos and its Subsidiary Entities are not subject to the Commercial Bankruptcy Law of Mexico and none of PEMEX’s existing financing agreements include any financial covenants that could lead to the demand for immediate payment of its debt due to having negative equity or non-compliance
with financial ratios.
PEMEX prepared its consolidated financial statements as of June 30, 2021 and December 31, 2020 on a going concern basis. There are certain conditions that have generated important uncertainty and significant doubts concerning the entity’s ability to continue operating, including recurring net losses, negative working capital and negative equity. These financial statements do not contain any adjustments that would be required if they were not prepared on a going concern basis.

g.	Non-controlling interest
PEMEX does not currently own all of the shares of PMI CIM and COMESA, variations in income and equity from these entities are also presented in the consolidated statements of changes in equity (deficit) as
“non-controlling
interest.”
As of June 30, 2021, and December 31, 2020,
non-controlling
interest represented losses of Ps. 261,403 and Ps. 369,692, respectively, in PEMEX’s equity (deficit).